Other Non-current Assets	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other Non-current Assets	OTHER NON-CURRENT ASSETS:

	December 31
	2017	2018
Net pension assets (note 19)	$62.9	$4.5
Land rights	10.5	10.1
Deferred investment costs	3.2	2.9
Deferred financing costs	0.7	2.1
Other	4.0	10.6
	$81.3	$30.2